SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 61,555	$ 56,832	$ 62,521
Inter-segment revenue	0	0	0
Total revenue	61,555	56,832	62,521
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	41,792	44,984	50,508
Inter-segment revenue	19,815	21,867	26,110
Total revenue	61,607	66,851	76,618
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	19,763	11,848	12,013
Inter-segment revenue	702	872	828
Total revenue	20,465	12,720	12,841
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	(20,517)	(22,739)	(26,938)
Total revenue	$ (20,517)	$ (22,739)	$ (26,938)